Allstate Financial
Services, LLC
(SEC I.D. No. 8-36365)
Financial Statement as of
December 31, 2025 and Report of
Independent Registered Public Accounting Firm

File pursuant to Rule 17a-5(e)(3) under the Securities and
Exchange Act of 1934 as a PUBLIC Document.

Allstate Financial Services, LLC

Table of Contents                                             Page
Report of Independent Registered Public Accounting Firm                         1
Financial Statement as of December 31, 2025:
    Statement of Financial Condition                                        2
    Notes to Financial Statement                                     3-7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and the Member of
Allstate Financial Services, LLC
Lincoln, Nebraska

Opinion on the Financial Statement

We have audited the accompanying statement of financial condition of Allstate Financial Services, LLC (the “Company”) as of December 31, 2025, and the related notes (collectively referred to as the "financial statement"). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Company as of December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

February 27, 2026

We have served as the Company's auditor since 2000.

Allstate Financial Services, LLC

Statement of Financial Condition
As of December 31, 2025

Assets:
Investments
Fixed income securities at fair value (amortized cost $4,000,441)	$4,023,480
Short-term investments at fair value	87,493
Total investments	4,110,973

Cash and cash equivalents	51,950,633
Commissions receivable, net	5,822,834
Deferred income taxes	19,944
Other assets	1,004,742
Total assets	$62,909,126

Liabilities and member's equity

Liabilities:
Commissions payable	$7,938,625
Payable to affiliates	21,275,234
Accounts payable and accrued expenses	1,954,932
Income taxes payable to affiliate	3,731,174
Total liabilities	34,899,965

Member's equity	$28,009,161

Total liabilities and member's equity	$62,909,126

See notes to financial statement.

Allstate Financial Services, LLC
Notes to Financial Statement
December 31, 2025

1.General

Basis of presentation - The accompanying financial statement includes the accounts of Allstate Financial Services, LLC (the “Company”), a limited liability company wholly owned by Allstate Insurance Company (“Allstate”), a wholly owned subsidiary of Allstate Insurance Holdings (“Allstate Holdings”), a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). The financial statement has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Company operates as a single segment entity based on the manner in which the Company uses financial information to evaluate business performance and to determine the allocation of resources.

Risks and uncertainties - Macroeconomic factors have and may continue to impact the results of the Company's operations, financial condition and liquidity, such as U.S. government fiscal and monetary policies, the Russia/Ukraine conflict, supply chain disruptions and labor shortages.
Use of estimates - The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statement and accompanying notes. Actual results could differ from those estimates.

Nature of operations - The Company, a Delaware limited liability company, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”) and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Company is a non-clearing broker-dealer and offers and sells mutual funds, variable annuities, variable universal life, non-registered annuities, life insurance, and accident and health insurance issued by unaffiliated providers. These products are sold by Allstate agents and exclusive financial specialists (collectively, "Allstate agents") registered with the Company and affiliated with the Corporation. Allstate agents are authorized to sell products issued by unaffiliated providers in all 50 states and the District of Columbia. Transactions related to mutual funds are cleared on a fully disclosed basis through a clearing broker-dealer or directly through mutual fund providers. The Company has one reportable segment of business from which it derives revenue from commission income and pays commissions to Allstate agents and incurs other expenses associated with Company operations.

Adopted accounting standard - Effective January 1, 2025, the Company prospectively adopted the guidance enhancing various aspects of income tax disclosures. The impacts of the adoption are to the disclosures only. See Note 6 for further details.

Pending accounting standard - In July 2025, the FASB issued guidance providing a practical expedient for estimating credit losses on current accounts receivable and contract assets arising from revenue transactions under ASC 606. The update now allows entities to assume current conditions remain unchanged for the asset's remaining life when estimating expected credit losses, simplifying the estimation process. The new guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company does not expect the impact of this standard to be material to its financial statements and disclosures.

Subsequent events - Subsequent events were evaluated through February 27, 2026, the date the financial statements were issued.

2. Summary of Significant Accounting Policies

Investments - Fixed income securities include U.S. Treasury notes and are carried at fair value. Short-term investments consist of money market funds which hold U.S. Treasuries and are carried at fair value.

Cash and cash equivalents - Cash equivalents include highly liquid investments with original maturities of less than ninety days.

Commission refunds - The Company recognizes a credit loss allowance for uncollectible commission receivables due from providers. The allowance is netted against the commission receivable, which represents the amounts expected to be collected on the Statement of Financial Condition. Credit loss allowances are estimates of expected credit losses, and are established considering all relevant information available, including past events, current conditions, and reasonable and supportable forecasts over the life of the commission receivable. There are no credit loss allowances for uncollectible commission receivables as of December 31, 2025.

For life contract providers, the Company receives annualized commissions based on first year premiums. Upon cancellation of a contract in the first year, the Company must refund a pro-rata portion of the annualized commission revenue to the product providers. The commission revenue refund is not predicated on recovering the commissions paid to the Allstate agents. The Company estimates its commission revenue refund liability for policy cancellations based on historical life products persistency rates, agent compensation rates and agent termination rates. As of December 31, 2025, a refund liability of $42,146 was recorded as a component of accounts payable and accrued expenses on the Statement of Financial Condition.

Commission refunds are due from Allstate agents on contracts that are canceled or unsettled. As of December 31, 2025, gross commission refunds receivable totaled $146,838 and are included in other assets on the Statement of Financial Condition. The Company records a credit loss allowance for uncollectible commission refunds receivable from Allstate agents established by considering all relevant information available, including past events, current conditions, and reasonable and supportable forecasts over the life of the commission receivable, based on the contractual relationship between the agent and the Company, historical recovery rates and the period of time that the amount has been due. The provision for uncollectible commission refunds receivable from Allstate agents as of December 31, 2025 was $79,280 and is recorded in other assets on the Statement of Financial Condition.

Commission payable  - The Company offers Allstate agents a bonus based on their quarterly asset production. Bonuses are accrued and paid quarterly based on the writing agent's transactional gross dealer concessions for certain deposits to mutual funds, and deferred and variable annuity contracts. As of December 31, 2025, the bonus accrual balance of $1,628,560 is included in commissions payable on the Statement of Financial Condition.

Income taxes - The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based upon the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates.

3. Reportable segment

The Company's President and Chief Executive Officer is the chief operating decision maker ("CODM"). The CODM reviews financial performance and decides how to allocate resources based on net income for the single operating segment. The nature of operations for the single operating segment is described in Note 1. The accounting policies are the same as those described in Note 2. The measure of segment investments and assets are reported on the statement of financial condition as total investments and total assets. All assets and revenue are generated in the United States.

4. Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statement of Financial Condition at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:
(a) Quoted prices for similar assets or liabilities in active markets;
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of U.S. Treasury fixed income securities and short-term money market funds that have daily quoted prices for identical assets in active markets that the Company can access and are categorized as Level 1 as of December 31, 2025.

The Company held $4,023,480 of U.S. Treasury notes and $87,493 of short-term money market funds.

The fair value of all other financial assets and liabilities approximates their carrying value as they are short-term in nature.

5. Net Capital Requirements

As a registered broker-dealer, the Company is subject to the Alternative Standard promulgated under the SEC Uniform Net Capital Rule 15c3‑1 (the “Rule”), which requires the maintenance of minimum net capital, as defined under the Rule, equivalent to the greater of $250,000 or 2% of aggregate customer debits, as defined under the Rule.

As of December 31, 2025, the Company had net capital, as defined under the Rule, of $23,851,727, which was $23,601,727 in excess of required net capital of $250,000. The Company did not have any aggregate customer debits, as defined under the Rule.

6. Income Taxes

As a limited liability company, the Company’s 2025 income is reported on Allstate's income tax return as the Company’s sole member. Allstate joins the Corporation and its other eligible domestic subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and is a party to a federal income tax allocation agreement (the “Tax Sharing Agreement”). Under the Tax Sharing Agreement, the Company settles its share of Allstate's 2025 tax liability or benefit with Allstate. Effectively, this results in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

The Internal Revenue Service (“IRS”) has completed its examination of Allstate’s 2017 and 2018 tax years with an approved refund claim outstanding. The statutes of limitations for 2019 and 2020 have lapsed without audit. The Allstate Group's U.S. Federal tax returns for 2021 and beyond remain subject to future examinations. The Company believes that adequate provision has been made for any potential adjustments that may result from IRS examinations or any other tax authorities related to all open tax years.
The Company had no liability for unrecognized tax benefits as of December 31, 2025.

The components of the deferred income tax assets as of December 31, 2025 are as follows:

Commission refunds	$30,939
Total deferred tax assets	30,939

Unrealized gain	(4,838)
Investments	(6,157)
Total deferred tax liabilities	(10,995)

Deferred income taxes	$19,944

In assessing the realizability of gross deferred tax assets, management believes it is more likely than not that all of the gross deferred tax assets will be realized based on the assumption that a certain level of income will be achieved in the consolidated tax return.

7. Related-Party Transactions

Fee income - The Company has a marketing coordination and administrative services agreement with Allstate and a master services and expense agreement with Allstate and its affiliates. As part of these agreements, the Company receives fee income for administrative and supervisory services related to the sale of financial products by Allstate agents.

Expenses - The Company uses services performed by Allstate and other affiliates, and business facilities owned or leased and operated by Allstate in conducting its business activities. In addition, the Company shares the services of employees with Allstate. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. As of December 31, 2025, $3,192,408 was payable for these expenses and is included as payable to affiliates on the Statement of Financial Condition.

Other - Allstate serves as the primary paymaster for several of its subsidiaries and affiliates, including the Company. In addition, certain affiliates of Allstate make payments on behalf of the Company. Disbursements made by Allstate and its affiliates on behalf of the Company include commission payments to Allstate agents, employee compensation and related expenses, and goods and services provided by external vendors. The Company settles related party transactions with Allstate and its affiliates monthly, on a one-month lag. As of December 31, 2025, $18,082,826 was recorded as a payable to affiliates on the Statement of Financial Condition.

Distributions - The Company issued distributions totaling $15,000,000 to Allstate.

8. Commitments and Contingent Liabilities

The Company’s agreement with its clearing broker contains a clause that indemnifies the clearing broker from losses on transactions in which the customer fails to satisfy its terms. The Company’s liability under these agreements is not determinable until such transactions occur. Upon occurrence, these transactions are settled immediately. As a result, no contingent liability is accrued for these transactions. Historically, the Company has not made material payments pursuant to this agreement.

The Company reviews its lawsuits, regulatory inquiries, and other legal proceedings on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. The Company establishes accruals for such matters at management’s best estimate when the Company assesses that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company does not establish accruals for such matters when the Company does not believe both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company’s assessment of whether a loss is reasonably possible or probable is based on its assessment of the ultimate outcome of the matter following all appeals. The Company does not include potential recoveries in its estimates of reasonably possible or probable losses. Legal fees are expensed as incurred.

The Company continues to monitor its lawsuits, regulatory inquiries, and other legal proceedings for further developments that would make the loss contingency both probable and estimable, and accordingly accruable, or that could affect the amount of accruals that have been previously established. There may continue to be exposure to loss in excess of any amount accrued. Disclosure of the nature and amount of an accrual is made when there have been sufficient legal and factual developments such that the Company’s ability to resolve the matter would not be impaired by the disclosure of the amount of accrual.